Interest and Other Investment Income (Loss), Net	12 Months Ended
Dec. 31, 2014
Interest and Other Investment (Loss) Income, net [Abstract]
Interest and Other Investment Income (Loss), Net

17. Interest and Other Investment Income (Loss), Net

The following table sets forth the details of our interest and other investment income (loss):

(Amounts in thousands)	For the Year Ended December 31,
	2014	2013	2012

Dividends and interest on marketable securities	$12,707	$11,446	$11,979
Mark-to-market of investments in our deferred compensation plan (1)	11,557	10,636	6,809
Interest on mezzanine loans receivable	3,920	19,495	13,861
Losses from the disposition of investment in J.C. Penney	-	(72,974)	(300,752)
Other, net	10,568	6,510	6,903
	$38,752	$(24,887)	$(261,200)

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(1)	This income is entirely offset by the expense resulting from the mark-to-market of the deferred compensation plan liability, which is included in "general and administrative" expense.